Property, plant and equipment - Summary (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 64,296,187	R$ 64,986,040
Additions	1,817,608	4,578,826
Write-offs	(71,199)	(426,152)
Depreciation	(2,354,131)	(4,845,176)
Transfers and other	6,515	2,649
Ending balance	63,694,980
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,720,186	16,775,348
Additions		3,080
Write-offs	(50,059)	(64,222)
Depreciation
Transfers and other	(1,430)	5,980
Ending balance	R$ 16,668,697
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	3.44%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 9,929,884	9,522,593
Additions		262
Write-offs	(3,154)	(54,566)
Depreciation	(232,237)	(434,875)
Transfers and other	136,332	896,470
Ending balance	R$ 9,830,825
Machinery, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	7.20%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 34,178,753	34,280,498
Additions	229,652	649,533
Write-offs	(15,387)	(152,457)
Depreciation	(1,998,685)	(4,123,031)
Transfers and other	2,214,169	3,524,210
Ending balance	34,608,502
Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,764,799	3,510,535
Additions	1,587,554	3,880,270
Write-offs
Depreciation
Transfers and other	(2,476,946)	(4,626,006)
Ending balance	R$ 1,875,407
Other
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	19.81%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 702,565	897,066
Additions	402	45,681
Write-offs	(2,599)	(154,907)
Depreciation	(123,209)	(287,270)
Transfers and other	134,390	201,995
Ending balance	711,549
Accumulated cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	102,257,419	98,731,202
Ending balance	103,309,478
Accumulated cost | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,720,186	16,775,348
Ending balance	16,668,697
Accumulated cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,589,194	13,816,631
Ending balance	14,713,150
Accumulated cost | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	66,353,229	62,822,096
Ending balance	68,163,440
Accumulated cost | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,764,799	3,510,535
Ending balance	1,875,407
Accumulated cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,830,011	1,806,592
Ending balance	1,888,784
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(37,961,232)	(33,745,162)
Ending balance	(39,614,498)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,659,310)	(4,294,038)
Ending balance	(4,882,325)
Accumulated depreciation | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(32,174,476)	(28,541,598)
Ending balance	(33,554,938)
Accumulated depreciation | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,127,446)	R$ (909,526)
Ending balance	R$ (1,177,235)